Income Tax - Schedule of Unrecognized Deferred Taxes (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Sep. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred taxes	€ 99,851	€ 53,050
Tax Loss Carry Forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred taxes	€ 99,851	€ 53,050